UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS High Income Plus Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 89.6%
Consumer Discretionary 19.5%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	606,179	527,376
Affinia Group, Inc., 9.0%, 11/30/2014	1,184,000	1,047,840
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,743,000	1,529,482
American Achievement Corp., 8.25%, 4/1/2012	350,000	320,250
American Media Operations, Inc.:
Series B, 10.25%, 5/1/2009	460,000	342,700
Series B, 144A, 10.25%, 5/1/2009	16,724	12,459
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	830,000	672,300
8.0%, 3/15/2014	345,000	307,050

Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		790,000	647,800
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014		700,000	548,625
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009		409,000	409,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		575,000	543,375
Carrols Corp., 9.0%, 1/15/2013		355,000	308,850
Charter Communications Holdings LLC:
Series B, 10.25%, 9/15/2010		1,055,000	994,338
10.25%, 9/15/2010		3,541,000	3,355,097
11.0%, 10/1/2015		2,163,000	1,549,249
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	440,000	523,318
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014		467,000	352,585
CSC Holdings, Inc.:
7.25%, 7/15/2008		650,000	650,000
Series B, 8.125%, 7/15/2009		645,000	656,288
Series B, 8.125%, 8/15/2009		1,290,000	1,312,575
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		230,000	216,200
Dollar General Corp., 144A, 10.625%, 7/15/2015		320,000	296,000
Dollarama Group LP, 144A, 10.579%**, 8/15/2012		532,000	505,400
EchoStar DBS Corp.:
6.625%, 10/1/2014		973,000	949,891
7.125%, 2/1/2016		785,000	784,019
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		830,000	622,500
Foot Locker, Inc., 8.5%, 1/15/2022		220,000	202,400
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		2,505,000	1,628,250
General Motors Corp.:
7.2%, 1/15/2011 (b)		2,265,000	2,072,475
7.4%, 9/1/2025		385,000	282,975
8.375%, 7/15/2033		375,000	304,688
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		4,235,000	4,467,925
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	660,675
Group 1 Automotive, Inc., 8.25%, 8/15/2013		345,000	324,300
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014		1,045,000	945,725
Hertz Corp.:
8.875%, 1/1/2014		1,635,000	1,577,775
10.5%, 1/1/2016		360,000	346,050
Idearc, Inc., 8.0%, 11/15/2016		3,435,000	3,074,325
Indianapolis Downs LLC & Capital Corp., 144A, 11.0%, 11/1/2012		450,000	418,500
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013		660,000	570,900
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		1,045,000	804,650
Jarden Corp., 7.5%, 5/1/2017		570,000	487,350
Kabel Deutschland GmbH, 10.625%, 7/1/2014		720,000	729,000
Lamar Media Corp., Series C, 6.625%, 8/15/2015		450,000	426,375
Liberty Media LLC:
5.7%, 5/15/2013		150,000	138,961
8.25%, 2/1/2030		850,000	770,527
8.5%, 7/15/2029		1,135,000	1,076,049
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	41,000
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		345,000	355,350
MGM MIRAGE:
6.75%, 9/1/2012		290,000	279,125
8.375%, 2/1/2011		600,000	613,500
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		1,250,000	1,200,000
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,830,000	1,592,100
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,730,000	1,548,350
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		729,000	710,775
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016		455,000	422,013

Quebecor World, Inc., 144A, 9.75%, 1/15/2015 *		565,000	268,375
Quiksilver, Inc., 6.875%, 4/15/2015		915,000	709,125
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		500,000	386,250
Sabre Holdings Corp., 8.35%, 3/15/2016		625,000	506,250
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% **, 3/15/2014		820,000	738,000
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		565,000	508,500
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		2,320,000	1,531,200
7.875%, 1/15/2014		460,000	384,100
Sinclair Television Group, Inc., 8.0%, 3/15/2012		351,000	354,510
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		1,030,000	880,650
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		680,000	639,200
Station Casinos, Inc., 6.5%, 2/1/2014		1,375,000	948,750
Toys "R" Us, Inc., 7.375%, 10/15/2018		570,000	393,300
Travelport LLC:
9.749% **, 9/1/2014		520,000	468,000
9.875%, 9/1/2014		580,000	556,800
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		1,185,000	853,200
United Components, Inc., 9.375%, 6/15/2013		110,000	102,300
Unity Media GmbH, 144A, 10.375%, 2/15/2015		430,000	412,800
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		1,465,000	1,095,087
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	670,000	916,401
144A, 8.0%, 11/1/2016	EUR	335,000	438,279
Vitro SAB de CV:
8.625%, 2/1/2012		470,000	446,500
9.125%, 2/1/2017		1,570,000	1,369,825
Series A, 11.75%, 11/1/2013		260,000	270,920
XM Satellite Radio, Inc., 9.75%, 5/1/2014		1,350,000	1,225,125
Young Broadcasting, Inc., 8.75%, 1/15/2014		3,302,000	2,245,360

			66,705,462
Consumer Staples 3.4%
Alliance One International, Inc., 8.5%, 5/15/2012		355,000	330,150
Del Laboratories, Inc., 8.0%, 2/1/2012		550,000	572,000
Delhaize America, Inc.:
8.05%, 4/15/2027		185,000	193,266
9.0%, 4/15/2031		1,542,000	1,822,587
General Nutrition Centers, Inc., 10.009%**, 3/15/2014 (PIK)		825,000	676,500
Harry & David Holdings, Inc., 10.124% **, 3/1/2012		510,000	464,100
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,388,760
Pierre Foods, Inc., 9.875%, 7/15/2012		395,000	258,725
Pilgrim's Pride Corp., 7.625%, 5/1/2015		285,000	270,037
Rite Aid Corp., 7.5%, 3/1/2017		1,000,000	857,500
Smithfield Foods, Inc., 7.75%, 7/1/2017		545,000	515,025
Viskase Companies, Inc., 11.5%, 6/15/2011		3,445,000	3,445,000

			11,793,650
Energy 8.9%
Belden & Blake Corp., 8.75%, 7/15/2012		3,114,000	3,098,430
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,020,000	851,700
Chesapeake Energy Corp.:
6.25%, 1/15/2018		435,000	417,600
6.875%, 1/15/2016		2,159,000	2,137,410
7.75%, 1/15/2015		325,000	333,125
Cimarex Energy Co., 7.125%, 5/1/2017		565,000	552,288
Delta Petroleum Corp., 7.0%, 4/1/2015		1,515,000	1,295,325

Dynegy Holdings, Inc.:
6.875%, 4/1/2011		230,000	223,100
8.375%, 5/1/2016		1,265,000	1,230,213
Energy Partners Ltd., 9.75%, 4/15/2014		590,000	507,400
EXCO Resources, Inc., 7.25%, 1/15/2011		915,000	873,825
Frontier Oil Corp., 6.625%, 10/1/2011		490,000	482,650
Mariner Energy, Inc.:
7.5%, 4/15/2013		550,000	526,625
8.0%, 5/15/2017		715,000	682,825
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		875,000	848,750
144A, 8.25%, 12/15/2014		695,000	681,100
PetroHawk Energy Corp., 9.125%, 7/15/2013		640,000	660,800
Plains Exploration & Production Co., 7.0%, 3/15/2017		590,000	560,500
Quicksilver Resources, Inc., 7.125%, 4/1/2016		445,000	431,650
Sabine Pass LNG LP:
7.25%, 11/30/2013		170,000	160,650
7.5%, 11/30/2016		1,895,000	1,776,562
Stone Energy Corp., 6.75%, 12/15/2014		2,005,000	1,854,625
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		570,000	621,372
Tesoro Corp., 6.5%, 6/1/2017		900,000	877,500
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		445,000	353,775
Whiting Petroleum Corp.:
7.0%, 2/1/2014		685,000	671,300
7.25%, 5/1/2012		1,200,000	1,188,000
7.25%, 5/1/2013		285,000	280,725
Williams Companies, Inc.:
8.125%, 3/15/2012		2,110,000	2,305,175
8.75%, 3/15/2032		2,742,000	3,276,690
Williams Partners LP, 7.25%, 2/1/2017		580,000	600,300

			30,361,990
Financials 13.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,780,000	1,424,000
Ashton Woods USA LLC, 9.5%, 10/1/2015		1,765,000	856,025
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		345,000	288,075
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	565,000	533,391
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		2,970,000	3,267,000
E*TRADE Financial Corp.:
7.375%, 9/15/2013		1,065,000	812,063
7.875%, 12/1/2015		1,665,000	1,261,237
8.0%, 6/15/2011		277,000	238,220
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012*		2,836,101	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		4,400,000	3,906,540
7.375%, 10/28/2009		8,215,000	7,911,160
7.875%, 6/15/2010		2,170,000	2,042,790
GMAC LLC, 6.875%, 9/15/2011		8,555,000	7,479,431
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		1,165,000	1,156,262
144A, 8.875%, 4/1/2015 (PIK)		1,065,000	1,043,700
144A, 9.75%, 4/1/2017		1,135,000	1,081,087
Hexion US Finance Corp., 9.75%, 11/15/2014		325,000	350,188
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		715,000	697,125
iPayment, Inc., 9.75%, 5/15/2014		645,000	596,625
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		630,000	560,700

144A, 10.0%, 5/1/2015	465,000	388,275
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	570,000	498,750
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	920,000	731,400
Nuveen Investments, Inc., 144A, 10.5%, 11/15/2015	530,000	514,100
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	585,000	535,275
144A, 7.0%, 5/1/2017	550,000	499,125
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015	455,000	389,025
Residential Capital LLC:
5.646% **, 6/9/2008	225,000	192,375
7.625%, 11/21/2008	570,000	438,900
7.782% **, 11/21/2008	1,755,000	1,351,350
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	390,000	269,100
Tropicana Entertainment LLC, 9.625%, 12/15/2014	1,390,000	840,950
U.S.I. Holdings Corp.:
144A, 8.744% **, 11/15/2014	345,000	288,075
144A, 9.75%, 5/15/2015	215,000	167,700
UCI Holdco, Inc., 12.491% **, 12/15/2013 (PIK)	783,651	717,041
Universal City Development Partners, 11.75%, 4/1/2010	2,930,000	3,017,900
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015 (b)	830,000	709,650

		47,054,610
Health Care 5.1%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	930,000	785,850
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	945,000	959,175
Boston Scientific Corp., 6.0%, 6/15/2011	560,000	546,000
Community Health Systems, Inc., 8.875%, 7/15/2015	4,365,000	4,392,281
HCA, Inc.:
9.125%, 11/15/2014	895,000	929,681
9.25%, 11/15/2016	2,075,000	2,176,156
9.625%, 11/15/2016 (PIK)	925,000	973,563
HEALTHSOUTH Corp., 10.75%, 6/15/2016	770,000	802,725
IASIS Healthcare LLC, 8.75%, 6/15/2014	465,000	465,000
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	565,000	556,525
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	570,000	572,850
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	685,000	582,250
The Cooper Companies, Inc., 7.125%, 2/15/2015	1,145,000	1,087,750
Universal Hospital Services, Inc., 8.5%, 6/1/2015 (PIK)	395,000	398,950
Vanguard Health Holding Co. I LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	770,000	546,700
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,845,000	1,748,138

		17,523,594
Industrials 11.1%
Actuant Corp., 144A, 6.875%, 6/15/2017	450,000	436,500
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)	800,000	624,000
Allied Security Escrow Corp., 11.375%, 7/15/2011	950,000	857,375
American Color Graphics, Inc., 10.0%, 6/15/2010	1,055,000	528,819
American Color Graphics, Inc., Promissory Note due 3/15/2008 (f)	63,300	31,729
American Railcar Industries, Inc., 7.5%, 3/1/2014	640,000	576,000
ARAMARK Corp., 8.411% **, 2/1/2015	785,000	702,575
Baldor Electric Co., 8.625%, 2/15/2017	570,000	552,900
Belden, Inc., 7.0%, 3/15/2017	585,000	560,137
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	101,500
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	685,000	691,850
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,862,000	1,713,040
Building Materials Corp. of America, 7.75%, 8/1/2014	785,000	580,900

Cenveo Corp., 7.875%, 12/1/2013	1,267,000	1,114,960
Congoleum Corp., 8.625%, 8/1/2008 *	1,188,000	891,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	295,000	288,363
6.875%, 11/1/2013	1,625,000	1,592,500
7.625%, 2/1/2018	1,940,000	1,915,750
Education Management LLC, 8.75%, 6/1/2014	550,000	529,375
Esco Corp.:
144A, 8.625%, 12/15/2013	1,130,000	1,079,150
144A, 8.866% **, 12/15/2013	560,000	504,000
General Cable Corp.:
7.104% **, 4/1/2015	875,000	778,750
7.125%, 4/1/2017	590,000	561,975
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	460,000	423,200
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	565,000	435,050
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	1,380,000	948,750
8.875%, 4/1/2012	2,135,000	1,088,850
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	450,000	427,500
7.625%, 12/1/2013	1,520,000	1,466,800
9.375%, 5/1/2012	1,420,000	1,462,600
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	420,000	422,625
9.5%, 10/1/2008	3,889,000	3,961,919
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014	1,050,000	892,500
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	920,000	883,200
Panolam Industries International, Inc., 10.75%, 10/1/2013	345,000	272,550
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	3,125,000	2,648,437
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	143,000	151,938
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	515,000	464,788
Swift Transportation Co., Inc., 144A, 12.5%, 5/15/2017	455,000	179,725
Titan International, Inc., 8.0%, 1/15/2012	1,975,000	1,851,562
TransDigm, Inc., 7.75%, 7/15/2014	345,000	346,725
U.S. Concrete, Inc., 8.375%, 4/1/2014	630,000	522,900
United Rentals North America, Inc.:
6.5%, 2/15/2012	580,000	533,600
7.0%, 2/15/2014	1,540,000	1,235,850
Xerox Capital Trust I, 8.0%, 2/1/2027	430,000	430,743

		38,264,960
Information Technology 2.7%
Alion Science & Technology Corp., 10.25%, 2/1/2015	465,000	362,700
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	565,000	459,063
L-3 Communications Corp.:
5.875%, 1/15/2015	1,905,000	1,852,612
Series B, 6.375%, 10/15/2015	885,000	878,362
Lucent Technologies, Inc., 6.45%, 3/15/2029	2,104,000	1,693,720
MasTec, Inc., 7.625%, 2/1/2017	805,000	744,625
Sanmina-SCI Corp., 144A, 7.741% **, 6/15/2010	281,000	279,595
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	1,080,000	1,053,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1,480,000	1,480,000
Vangent, Inc., 9.625%, 2/15/2015	455,000	345,800

		9,149,477
Materials 10.6%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	325,000	316,875

ARCO Chemical Co., 9.8%, 2/1/2020		4,987,000	4,538,170
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014		1,135,000	737,750
Cascades, Inc., 7.25%, 2/15/2013		1,716,000	1,574,430
Chemtura Corp., 6.875%, 6/1/2016		985,000	896,350
Clondalkin Acquisition BV, 144A, 6.991% **, 12/15/2013		750,000	652,500
CPG International I, Inc.:
10.5%, 7/1/2013		1,625,000	1,446,250
11.468% **, 7/1/2012		365,000	324,850
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,757,812
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		905,000	961,562
GEO Specialty Chemicals, Inc., 144A, 12.729% **, 12/31/2009 (c)		3,005,000	2,249,994
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		405,000	385,763
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		570,000	478,800
Hexcel Corp., 6.75%, 2/1/2015		2,370,000	2,287,050
Huntsman LLC, 11.625%, 10/15/2010		2,810,000	2,950,500
Innophos, Inc., 8.875%, 8/15/2014		265,000	260,363
Jefferson Smurfit Corp., 8.25%, 10/1/2012		850,000	816,000
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		1,615,000	1,364,675
Metals USA Holdings Corp., 144A, 10.729%**, 7/1/2012 (PIK)		805,000	591,675
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	213,150
Momentive Performance Materials, Inc., 9.75%, 12/1/2014		680,000	615,400
Mueller Water Products, Inc., 7.375%, 6/1/2017		330,000	280,500
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,369,150
NewPage Corp., 144A, 10.0%, 5/1/2012		1,095,000	1,089,525
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	680,000	869,422
Pliant Corp., 11.625%, 6/15/2009 (PIK)		5	5
Radnor Holdings Corp., 11.0%, 3/15/2010 *		290,000	2,175
Rhodia SA, 144A, 7.326% **, 10/15/2013	EUR	705,000	953,792
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		1,120,000	1,038,800
8.375%, 7/1/2012		555,000	536,962
Steel Dynamics, Inc.:
6.75%, 4/1/2015		900,000	870,750
144A, 7.375%, 11/1/2012		210,000	209,475
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		1,230,000	1,208,475
The Mosaic Co., 144A, 7.375%, 12/1/2014		1,030,000	1,112,400
Witco Corp., 6.875%, 2/1/2026		490,000	363,825
Wolverine Tube, Inc., 10.5%, 4/1/2009		980,000	901,600

			36,226,775
Telecommunication Services 6.4%
BCM Ireland Preferred Equity Ltd, 144A, 11.58% **, 2/15/2017 (PIK)	EUR	614,145	717,106
Cell C Property Ltd.:
144A, 8.625%, 7/1/2012	EUR	160,000	225,978
144A, 11.0%, 7/1/2015		380,000	363,850
Centennial Communications Corp.:
10.0%, 1/1/2013		1,360,000	1,363,400
10.125%, 6/15/2013		450,000	460,125
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		1,144,000	1,144,000
8.375%, 1/15/2014		658,000	628,390
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		1,265,000	1,151,150
Embratel, Series B, 11.0%, 12/15/2008		244,000	256,200
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		264,337	252,442
Intelsat Bermuda Ltd.:
7.581% **, 1/15/2015		110,000	110,000
9.25%, 6/15/2016		335,000	334,163

11.25%, 6/15/2016		1,060,000	1,060,000
Intelsat Corp., 9.0%, 6/15/2016		390,000	387,075
Intelsat Ltd., 5.25%, 11/1/2008		445,000	441,662
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		1,195,000	1,183,050
iPCS, Inc., 7.036% **, 5/1/2013		290,000	258,100
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		1,615,000	1,485,800
Millicom International Cellular SA, 10.0%, 12/1/2013		1,025,000	1,078,812
Nortel Networks Ltd., 8.508% **, 7/15/2011		1,055,000	981,150
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		420,000	390,852
Qwest Corp., 7.25%, 9/15/2025		200,000	188,000
Rural Cellular Corp., 9.875%, 2/1/2010		1,000,000	1,035,000
Stratos Global Corp., 9.875%, 2/15/2013		450,000	459,000
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		1,242,000	1,279,260
US Unwired, Inc., Series B, 10.0%, 6/15/2012		1,374,000	1,443,954
Virgin Media Finance PLC:
8.75%, 4/15/2014		1,370,000	1,253,550
8.75%, 4/15/2014	EUR	965,000	1,266,092
West Corp., 9.5%, 10/15/2014		675,000	627,750

			21,825,911
Utilities 8.2%
AES Corp.:
8.0%, 10/15/2017		1,130,000	1,152,600
144A, 8.75%, 5/15/2013		3,480,000	3,636,600
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		4,374,000	4,680,180
CMS Energy Corp., 8.5%, 4/15/2011		2,680,000	2,883,273
Edison Mission Energy, 7.0%, 5/15/2017		1,015,000	987,088
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		1,700,000	1,683,000
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,305,000	1,318,050
Mirant North America LLC, 7.375%, 12/31/2013		420,000	420,000
NRG Energy, Inc.:
7.25%, 2/1/2014		1,815,000	1,767,356
7.375%, 2/1/2016		3,780,000	3,652,425
Regency Energy Partners LP, 8.375%, 12/15/2013		800,000	812,000
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		1,125,000	1,096,875
Sierra Pacific Resources:
6.75%, 8/15/2017		1,345,000	1,360,389
8.625%, 3/15/2014		249,000	266,936
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		2,495,000	2,451,338

			28,168,110

Total Corporate Bonds (Cost $331,644,105)			307,074,539
Senior Loans** 7.1%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.599%, 4/2/2014		337,450	312,986
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 5.224%, 12/14/2013		453,844	377,635
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.349%, 6/30/2013		184,701	165,307
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 10.099%, 6/4/2010*		700,000	70,000
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.099%, 4/11/2015		112,500	108,562
Term Loan B, LIBOR plus 3.25%, 6.099%, 4/11/2015		905,000	884,742
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013		170,999	107,195
Term Loan B, 7.906%, 1/13/2011		1,800,908	1,128,944
Dollar General Corp., Term Loan B1, LIBOR plus 2.75%, 5.599%, 7/6/2014		565,000	498,966
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.349%, 10/10/2014		5,196,975	4,757,415

Term Loan B3, LIBOR plus 3.5%, 6.349%, 10/10/2014	3,396,488	3,107,786
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.099%, 9/16/2013	339,146	297,317
Golden Nugget, 7.21%, 6/16/2014	665,000	581,875
Hawker Beechcraft, Inc., Term Loan B, LIBOR plus 2.0%, 4.849%, 3/26/2014	321,758	293,001
HCA, Inc., Term Loan A1, 6.83%, 11/18/2012	1,865,220	1,714,296
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.099%, 5/5/2013	1,188,148	1,120,424
Term Loan C2, LIBOR plus 2.25%, 5.099%, 5/5/2013	468,981	439,377
IASIS Healthcare LLC, 8.494%, 6/15/2014	541,373	492,650
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 5.099%, 5/7/2013	338,300	289,246
Longview Power LLC:
Demand Draw, 7.125%, 4/1/2014	172,152	160,961
Letter of Credit, 7.125%, 4/1/2014	62,333	58,555
Term Loan B, 7.25%, 4/1/2014	192,000	181,200
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 5.849%, 11/5/2014	130,000	126,202
Rail America, Inc., 7.12%, 10/2/2008	860,000	842,800
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.099%, 9/30/2014	549,071	448,473
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	274,313	266,769
Term Loan B, 6.494%, 8/23/2014	274,313	258,882
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.849%, 10/31/2014	1,200,299	1,134,859
8.09%, 9/1/2014	399,253	378,292
9.0%, 10/31/2008	1,685,000	1,575,475
Toys “R” Us, Term Loan, LIBOR plus 4.25%, 7.099%, 7/19/2012	995,025	944,861
Tribune Co., Term Loan B, 7.91%, 5/24/2014	1,124,350	850,166
Wesco Aircraft Hardware Corp., Term Loan B, LIBOR plus 2.25%, 5.099%, 9/29/2013	243,125	235,629

Total Senior Loans (Cost $27,121,674)		24,210,848
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	648	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	1,230	0
New ASAT Finance LLC, Expiration Date 2/1/2011*	182,000	80,174

Total Warrants (Cost $11,461)		80,174
	Units	Value ($)

Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	1,219,000	1,030,055
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,935,000	1,006,200

Total Other Investments (Cost $2,824,084)		2,036,255
	Shares	Value ($)

Convertible Preferred Stock 0.0%
ION Media Networks, Inc.:
144A, 12.0% *	3	13,650
144A, 12.0% *	40,000	1,820
Series AI, 144A, 12.0% *	40,000	1,820

Total Convertible Preferred Stocks (Cost $52,522)		17,290
Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	18,710	15,903

GEO Specialty Chemicals, Inc. 144A*						1,703	1,448

Total Common Stocks (Cost $215,108)							17,351
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 4.22% (d) (e) (Cost $2,457,500)						2,457,500	2,457,500
Cash Equivalents 1.1%
Cash Management QP Trust, 4.52% (d) (Cost $3,819,931)						3,819,931	3,819,931
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $368,146,385)						99.1	339,713,888
Other Assets and Liabilities, Net (b)						0.9	2,992,182

Net Assets						100.0	342,706,070

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.099%	6/4/2010	700,000	USD	708,969	70,000
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,048,695	891,000
Eaton Vance Corp. CDO II	13.68%	7/15/2012	2,836,101	USD	2,037,287	0
Quebecor World, Inc.	9.75%	1/15/2015	565,000	USD	565,000	268,375
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	2,175
					4,546,489	1,231,550
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2008.

(a)					Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $2,031,000. In addition, included in other assets and liabilities, net is a pending sale, amounting to $308,250 that is also on loan. The value of all securities loaned at January 31, 2008 amounted to $2,339,250 which is 0.7% of net assets.

(c)					Security has a deferred interest payment of $93,490 from April 1, 2006.
(d)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)					Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 3/15/2008. This security is deemed to be non-income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At January 31, 2008 the Fund had unfunded loan commitments of $252,192 which could be extended at the option of the borrower, pursuant to the following loan agreement:

		Unfunded Loan		Unrealized
Borrower		Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015		112,219	108,563	(3,656)
Longview Power LLC, Demand Draw, 4/1/2014		50,705	50,037	(668)
Telesat Canada, Inc., Term Loan B, 10/31/2014		89,268	86,699	(2,569)
Total		252,192	245,299	(6,893)

At January 31, 2008, open credit default swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)

10/4/2007 12/20/2008	565,000[1]	Fixed — 3.1%	Ford Motor Co. 6.5%, 8/1/2018	(10,532)
10/5/2007 12/20/2008	340,000[1]	Fixed — 3.15%	Ford Motor Co. 6.5%, 8/1/2018	(6,191)
10/23/2007 12/20/2008	1,300,000[2]	Fixed — 3.4%	Ford Motor Co. 6.5%, 8/1/2018	(20,861)
10/23/2007 12/20/2009	640,000[2]	Fixed — 4.65%	Ford Motor Co. 6.5%, 8/1/2018	(29,737)
10/4/2007 12/20/2008	595,000[1]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(11,237)
10/23/2007 12/20/2008	1,120,000[2]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(17,297)
10/3/2007 12/20/2008	565,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(7,754)
11/21/2007 12/20/2008	590,000[3]	Fixed — 4.02%	Tenet Healthcare Corp. 7.375%, 2/1/2013	2,258
Total net unrealized depreciation				(101,351)

Counterparties:
1	Chase Securities, Inc.
2	Morgan Stanley Co., Inc.
3	Merrill Lynch, Pierce, Fenner & Smith, Inc.

As of January 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	4,398,980	USD	6,419,915	2/4/2008	(119,388)
EUR	347,100	USD	515,096	2/4/2008	(885)
EUR	4,067,100	USD	6,038,627	3/4/2008	(2,542)
Total unrealized depreciation					(112,815)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 17, 2008